BANK LOANS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
BANK LOANS

8. BANK LOANS

Revolving Line of Credit

On November 22, 2017, Axxum procured from Main Street Bank a revolving line of credit with a maximum principal amount of $1.0 million (“Revolving Line of Credit”), subject to certain restrictions based on available collateral pledged to the bank in the form of accounts and trade receivables owed by the Company’s customers. This Revolving Line of Credit is available for one year, at which point it may be renewed by Axxum. Axxum incurred origination and closing costs for this line of credit in the amount of $10,000, which Axxum has recognized a prepaid expense that will amortize over one year as interest expense. The stated rate of interest of the Revolving Line of Credit is the prime rate plus 100 basis points, which at the time of the loan, was 4.50%.

On April 18, 2019, Axxum, Cloudburst, and the Company collectively renewed the Revolving Line of Credit with a maximum aggregate principal sum of $2.0 million with Main Street Bank. The stated rate of interest of the Revolving Line of Credit increased to 5.75% at the time of the renewal.

On June 29, 2020 and June 30, 2021, the Company amended the Revolving Line of Credit to extend the maturity date to March 31, 2024. In connection with the June 29, 2020 amendment, the stated interest rate decreased to 5.25%. The June 30, 2021 amendment added a default interest rate of 5%. On April 7, 2025, the maturity date of the Revolving Line of Credit was further extended to December 31, 2026.

As of June 30, 2026, the stated rate of interest of the Revolving Line of Credit was 7.75%. The outstanding balance of the Revolving Line of Credit was $2.4 million and $2.9 million, as of June 30, 2026 and December 31, 2025, respectively.

Loan and Security Agreement

On November 22, 2017, Axxum entered into a loan and security agreement (the “Loan and Security Agreement”) with Main Street Bank for a $5.3 million term loan, concurrently with its revolving line of credit. The loan originally matured on December 31, 2024, required monthly principal payments of $109,375, and bore interest at the prime rate plus 200 basis points. Axxum incurred $211,729 of closing and origination costs, resulting in an imputed interest rate of 7.82%. The agreement included customary affirmative financial covenants, including minimum tangible net worth thresholds, minimum interest coverage ratios, minimum quarterly consolidated EBITDA of $300,000, and annual capital expenditure limitations. On April 18, 2019, Axxum, Cloudburst, and the Company amended the agreement to add Cloudburst as a borrower, increase the stated interest rate to 6.75%, and otherwise maintain the existing covenant structure.

On June 29, 2020, the parties further amended and restated the Loan and Security Agreement, extending the maturity date to March 22, 2024, reducing required monthly principal payments to $62,500, and lowering the stated interest rate to 6.25%. The amendment also revised the financial covenant package, including updated minimum tangible net worth requirements, a reduced minimum interest coverage ratio of 1.20-to-1 measured on a rolling four-quarter basis, a minimum quarterly consolidated EBITDA requirement of $300,000, and an annual capital expenditure limit of $50,000. The Company remained subject to these covenants throughout the term of the loan. On October 1, 2025, the Company fully repaid all obligations outstanding under the Loan and Security Agreement.

Pledge Agreement

On November 22, 2017, concurrent with Axxum’s procurement of the above-mentioned Revolving Line of Credit and Loan and Security Agreement, Axxum entered into a pledge agreement (the “Pledge Agreement”). The following pledges of collateral and credit enhancement were made by Axxum and the Company as the sole member of Axxum: (i) the Company equity ownership in Axxum and (ii) all of Axxum’s assets, such as accounts, instruments, equipment, fixtures, deposit accounts, letter of credit rights, and any other assets. All future debt was subordinated to the bank term loan until the term loan was repaid in full. Personal guarantees were provided by Emmit McHenry, Kurt McHenry, and Alvin McCoy III, as former officers and stockholders of the Company in support of the term loan.

On April 18, 2019, Axxum, Cloudburst and the Company collectively amended the Pledge Agreement, including the addition of Cloudburst as a pledgor. The following pledges of collateral and credit enhancement were made by Axxum, Cloudburst, and the Company: (i) all of the equity of Axxum, Cloudburst and each other subsidiary of the Company then owned or hereafter acquired by the Company and (ii) all rights to which the owner of the pledged equity then or may thereafter become entitled by virtue of owning such pledged equity and being a member of Axxum, Cloudburst and each other subsidiary of the Company.

10.	BANK LOANS

Revolving Line of Credit

On November 22, 2017, Axxum procured from Main Street Bank a revolving line of credit with a maximum of up to $1,000,000 (“Revolving Line of Credit”), subject to certain restrictions based on available collateral pledged to the bank in the form of accounts and trade receivables owed by the Company’s customers. This Revolving Line of Credit is available for one year, at which point it may be renewed by Axxum. Axxum incurred origination and closing costs for this line of credit in the amount of $10,000, which Axxum has recognized a prepaid expense that will amortize over one year as interest expense. The stated rate of interest of the Revolving Line of Credit is the prime rate plus 100 basis points, which at the time of the loan, was 4.50%.

On April 18, 2019, Axxum, Cloudburst, and the Company collectively renewed the Revolving Line of Credit with a maximum aggregate principal sum of $2,000,000 with Main Street Bank. The stated rate of interest of the Revolving Line of Credit increased to 5.75% at the time of the renewal.

On June 29, 2020 and again on June 30, 2021, the Company amended the Revolving Line of Credit with an extension of the maturity date to March 31, 2024. The stated rate of interest of the Revolving Line of Credit decreased to 5.25% at the time of the first amendment and an additional 5% default interest on the second amendment.

As of December 31, 2025, the stated rate of interest of the Revolving Line of Credit was 8.50%. The outstanding balance of the Revolving Line of Credit was $2,933,396 and $3,249,067, respectively, as of December 31, 2025 and 2024.

Loan and Security Agreement

On November 22, 2017, concurrent with the above-mentioned Revolving Line of Credit, Axxum procured a bank term loan from Main Street Bank in the amount of $5,250,000 with an expiration of December 31, 2024 (the “Loan and Security Agreement”). The Loan and Security Agreement is subject to a monthly repayment of principal in the amount of $109,375. The loan carries a stated adjustable interest rate of the prime rate plus 200 basis points, which, at the time of the loan, was 5.50%. Axxum incurred closing and origination costs totaling $211,729. The imputed interest rate after giving effect for the closing and origination costs was 7.82%.

Under the Loan and Security Agreement, Axxum is subject to the following affirmative loan covenants: (i) on or after December 31, 2017 but prior to June 30, 2018, minimum tangible net worth (net liability) of $2,250,000; on or after June 30, 2018 but prior to June 30, 2019, minimum tangible net worth (net liability) of $1,250,000; on or after June 30, 2019 but prior to December 31, 2019, minimum tangible net worth (net liability) of $950,000; on or after December 31, 2019 but prior to June 30, 2020, minimum tangible net worth (net asset) of $1,750,000; on or after June 30, 2020 but prior to December 31, 2020, minimum tangible net worth (net asset) of $2,500,000; on or after December 31, 2020 but prior to June 30, 2021, minimum tangible net worth (net asset) of $3,000,000; on or after June 30, 2021 but prior to December 31, 2021, minimum tangible net worth (net asset) of $3,500,000; on or after December 31, 2021, minimum tangible net worth (net asset) of $5,000,000, (ii) interest coverage ratios must be greater than 1.25-to-1, measured on quarterly basis, using a rolling four-quarter basis, beginning with the fiscal quarter ending December 31, 2017, (iii) the Company and Axxum must achieve minimum consolidated earnings before tax interest, tax, depreciation and amortization of (“EBITDA”) greater than $300,000 per quarter, and (iv) annual capital expenditures must be less than $50,000. Management conferred with the bank regarding the covenants and determined that the Company was in compliance after giving effect to clarification in the definitions and formulas set forth by the bank in regard to the calculation of the above covenants.

On April 18, 2019, Axxum, Cloudburst, and the Company collectively amended the Loan and Security Agreement, including the addition of Cloudburst as a borrower. The stated interest rate increased to 6.75% and the loan covenants remained the same.

On June 29, 2020, the Company amended and restated the Loan and Security Agreement (“Amended and Restated Loan and Security Agreement”) by extending the maturity date to March 22, 2024 with a monthly repayment of principal in the amount of $62,500 on or after June 22, 2020. The stated interest rate decreased to 6.25%.

Under the Amended and Restated Loan and Security Agreement, the loan covenants were replaced as follows: (i) on or after June 30, 2020 but prior to December 31, 2020, minimum tangible net worth (net liability) of $2,750,000; on or after December 31, 2020 but prior to June 30, 2021, minimum tangible net worth (net liability) of $2,250,000; on or after June 30, 2021 but prior to December 31, 2021, minimum tangible net worth (net liability) of $1,750,000; on or after December 31, 2021, but prior to June 30, 2022, minimum tangible net worth (net liability) of $1,250,000; on or after June 30, 2022 but prior to December 31, 2022, minimum tangible net worth (net asset) of $500,000; on or after December 31, 2022, but prior to June 30, 2023, minimum tangible net worth (net asset) of $1,250,000; on or after June 30, 2023 but prior to December 31, 2023, minimum tangible net worth (net asset) of $2,000,000; on or after December 31, 2023, minimum tangible net worth (net asset) of $2,500,000, (ii) interest coverage ratios must be greater than 1.20-to-1, measured on quarterly basis, using a rolling four-quarter basis, beginning with the fiscal quarter ending June 30, 2020 (iii) the Company must achieve minimum consolidated EBITDA greater than $300,000 per quarter, and (iv) annual capital expenditures must be less than $50,000.

On October 1, 2025, the Company fully paid off the Loan and Security Agreement. The Company has categorized balances due within one operating period as current and those payments due after one operating period as long-term. As of December 31, 2024, the Company recorded bank loan-current portion of $774,095, net of debt discount of $1,097.

Pledge Agreement

On November 22, 2017, concurrent with Axxum’s procurement of the above-mentioned Revolving Line of Credit and Loan and Security Agreement, Axxum entered into a pledge agreement (the “Pledge Agreement”). The following pledges of collateral and credit enhancement were made by Axxum and the Company as the sole member of Axxum: (i) the Company equity ownership in Axxum and (ii) all of Axxum’s assets, such as accounts, instruments, equipment, fixtures, deposit accounts, letter of credit rights, and any other assets. All future debt is subordinated to the bank term loan until the term loan is repaid in full. Personal guarantees have also been made by Emmit McHenry, Kurt McHenry, and Alvin McCoy III, as officers and stockholders of the Company in support of the term loan.

On April 18, 2019, Axxum, Cloudburst, and the Company collectively amended the Pledge Agreement, including the addition of Cloudburst as a pledgor. The following pledges of collateral and credit enhancement were made by Axxum, Cloudburst, and the Company: (i) all of the equity of Axxum, Cloudburst and each other subsidiary of the Company then owned or hereafter acquired by the Company and (ii) all rights to which the owner of the pledged equity then or may thereafter become entitled by virtue of owning such pledged equity and being a member of Axxum, Cloudburst, and each other subsidiary of the Company.